Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Contract with Customer, Asset and Liability [Abstract]
Contract liabilities	¥ 85,481	$ 12,762	¥ 80,405